Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Funds (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 98	$ 96
Restricted funds	21	29
Restricted funds included in other long-term assets	20	15
Cash and cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$ 139	$ 140	$ 364	$ 117